Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (80,555)	$ (9,034)	$ (95,774)	$ (270)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	17,785		7,501
Changes in operating assets and liabilities:
(Increase) Decrease in prepaid deposits	(92,077)		(8,700)
Increase in accrued liabilities	3,318		19,181
Increase in related party payables	785	9,034	65,311	270
Net Cash Used in Operating Activities	(150,744)		(12,481)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for purchase of property and equipment	(19,500)		(112,519)
Net Cash Used in Investing Activities	(19,500)		(112,519)
CASH FLOWS FROM FINANCING ACTIVITIES
Cash proceeds from sale of common stock	230,000		125,000
Cash paid for note payable	(3,883)
Net Cash Provided by Financing Activities	226,117		125,000
Net Increase (Decrease) in Cash	55,873
Cash - Beginning of the Period
Cash - End of the Period	55,873
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for interest	1,882		241
cash paid for income taxes
SUPPLEMENTAL DISCLOSURES ON NON-CASH INVESTING AND FINANCING ACTIVITIES:
Purchase of vehicle by execution of a promissory note	78,491
Conversion of preferred stock into common stock	8,000
Issuance of Series A Preferred Stock in debt settlement		7,567	7,567
Forgiveness of debt		$ 1,737	$ 1,737